Subsequent Events - Additional Information (Detail) $ in Millions	Jul. 15, 2024 USD ($)	Jun. 26, 2024	Jun. 20, 2024	Mar. 30, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jun. 03, 2024 USD ($)	Jun. 03, 2024 CAD ($)	Feb. 01, 2024 CAD ($)
Subsequent Event [Line Items]
Line of credit facility covenant terms cash minimum				$ 8,500,000
Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 500,000			$ 0.7
Varilease Finance Inc [Member]
Subsequent Event [Line Items]
Long term debt,face value				$ 0
Debt instrument, interest rate during period				10.00%	10.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility covenant terms cash minimum	$ 8,500,000
Debt instrument, periodic payment, interest	$ 0
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Subsequent Event [Line Items]
Maturity date of utilization of financial support	Jul. 31, 2025
Subsequent Event [Member] | Termination Lease Agreement [Member]
Subsequent Event [Line Items]
Repayment term of long term lease obligation			repaid over a period of time up to April 2026
Lease term extend			Jan. 31, 2025
Subsequent Event [Member] | Amended And Restated Senior Secured Revolving Credit Facility With Wells Fargo Canada [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of credit adjustment to interest rate percentage		0.32%
Line of credit variable interest rate spread percentage		2.00%
Subsequent Event [Member] | Amended And Restated Senior Secured Revolving Credit Facility With Wells Fargo Canada [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of credit adjustment to interest rate percentage		0.30%
Line of credit variable interest rate spread percentage		1.50%
Subsequent Event [Member] | Amended Term Loan Agreement With Cyrstal Finance LLC [Member] | CORRA Variable Interest Rate One [Member]
Subsequent Event [Line Items]
Debt instrument variable interest spread percentage		7.75%
Long term debt adjustment to interest rate percentage		0.32%
Subsequent Event [Member] | Amended Term Loan Agreement With Cyrstal Finance LLC [Member] | CORRA Variable Interest Rate Two [Member]
Subsequent Event [Line Items]
Debt instrument variable interest spread percentage		7.00%
Long term debt adjustment to interest rate percentage		0.32%
Subsequent Event [Member] | Amended Term Loan Agreement With Cyrstal Finance LLC [Member] | CORRA Variable Interest Rate Three [Member]
Subsequent Event [Line Items]
Debt instrument variable interest spread percentage		6.75%
Long term debt adjustment to interest rate percentage		0.32%
Subsequent Event [Member] | Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 600,000
Subsequent Event [Member] | Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 0.8
Subsequent Event [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount of financial support from debtors	$ 3,750,000
Maturity date of utilization of financial support	Jul. 31, 2025
Subsequent Event [Member] | Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Subsequent Event [Line Items]
Line of credit facility, remaining borrowing capacity	$ 1,000,000
Line of credit facility, interest rate during period	15.00%